SHAREHOLDERS' EQUITY (Status of the company's share option plans) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share Options
Outstanding - beginning of year | shares	38,550
Exercised | shares	(22,563)
Cancelled | shares	(3,108)
Outstanding - year end | shares	12,879
Options exercisable at year-end | shares	12,879
Weighted Average Exercise Price
Outstanding - beginning of year | $ / shares	$ 35.45
Exercised | $ / shares	29.76
Cancelled | $ / shares	35.36
Outstanding - year end | $ / shares	45.44
Options exercisable at year-end | $ / shares	$ 45.44